Average Annual Total Returns{- Fidelity Freedom® Income Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-10 - Fidelity Freedom® Income Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0199 Past 1 year	F0199 Since Inception
Total	3.24%	5.32%	[1]	(1.54%)	3.35%	[1]	3.09%	5.41%	[1]

[1]	(a)From June 7, 2017